Right-of-use assets and lease liabilities (Details) - Schedule of maturities of lease liabilities - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Maturities of Lease Liabilities [Abstract]
Year 1	SFr 130,200	SFr 130,200
Year 2	130,200	130,200
Year 3	130,200	130,200
Year 4	97,650	130,200
Year 5		97,650
Undiscounted lease payments	488,250	618,450
Less: unearned interest	(26,765)	(42,714)
Total	SFr 461,485	SFr 575,736